                                   As filed with the Commission on March 3, 2000
                                                      1933 Act File No. 33-07404

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form N-14

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  X

                         Pre-Effective Amendment No. 1
                         Post-Effective Amendment No.


                              BT INVESTMENT FUNDS
              (Exact Name of Registrant as Specified in Charter)

                  One South Street, Baltimore, Maryland 21202
                    (Address of Principal Executive Offices)

                                 (410) 895-3776
                        (Registrant's Telephone Number)

Daniel O. Hirsch, Esq.                       Copies to: Burton M. Leibert, Esq.
One South Street                                        Willkie Farr & Gallagher
Baltimore, Maryland  21202                              787 Seventh Ave
(Name and Address of Agent                              New York, New York 10019
for Service)

Title of Securities Being Registered:
Shares of beneficial interest, par value $.001 per share

No filing fee is due because an indefinite number of shares has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.
This Registration Statement relates to shares previously registered on Form N-1A (File Nos. 33-07404, 811-4760).

Parts A, B and C are incorporated by reference to Registrant's Registration Statement Form N-14 (File No. 33-07404) filed with the Securities and Exchange Commission on February 2, 2000.

Approximate Date of Proposed Public Offering:
The effective date is delayed until the Registrant shall file a further amendment, which specifically states an effective date, or until the Commission may determine.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant, BT Investment Funds, on behalf of its series Small Cap Fund, has duly caused this amendment to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore and the State of Maryland on this 3rd day of March, 2000.

                                           BT INVESTMENT FUNDS

                                           By:  /s/  Daniel O. Hirsch
                                                ----------------------------
                                                Daniel O. Hirsch, Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                                 Title                           Date
----------                                 -----                           ----
/s/ Daniel O. Hirsch               Secretary                           March 3, 2000
-------------------------------    (Attorney in Fact
Daniel O. Hirsch                   For the Persons Listed Below)

/s/ JOHN Y. KEFFER*                President and                       March 3, 2000
-------------------------------    Chief Executive Officer
John Y. Keffer

/s/ CHARLES A. RIZZO*              Treasurer (Principal                March 3, 2000
-------------------------------    Financial and Accounting Officer)
Charles A. Rizzo

/s/ CHARLES P. BIGGAR*             Trustee                             March 3, 2000
-------------------------------
Charles P. Biggar

/s/ S. LELAND DILL*                Trustee                             March 3, 2000
-------------------------------
S. Leland Dill

/s/ MARTIN J. GRUBER*              Trustee                             March 3, 2000
-------------------------------
Martin J. Gruber

/s/ RICHARD T. HALE*               Trustee                             March 3, 2000
-------------------------------
Richard T. Hale

/s/ RICHARD J. HERRING*            Trustee                             March 3, 2000
-------------------------------
Richard J. Herring

/s/ BRUCE T. LANGTON*              Trustee                             March 3, 2000
-------------------------------
Bruce T. Langton

/s/ PHILIP SAUNDERS, JR.*          Trustee                             March 3, 2000
-------------------------------
Philip Saunders, Jr.

/s/ HARRY VAN BENSCHOTEN*          Trustee                             March 3, 2000
-------------------------------
Harry Van Benschoten

*By Power of Attorney. Incorporated by reference to Post-Effective Amendment No.
 67 of BT Investment Funds as filed with the SEC on January 28, 2000.

                                   SIGNATURES

BT INVESTMENT PORTFOLIOS has duly caused this amendment to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Baltimore and the State of Maryland on the 3rd day of March, 2000.

                                           BT INVESTMENT PORTFOLIOS

                                           By:  /s/  Daniel O. Hirsch
                                                ----------------------------
                                                Daniel O. Hirsch, Secretary

This amendment to the Registration Statement on Form N-14 of BT Investment Funds has been signed below by the following persons in the capacities indicated with respect to BT INVESTMENT PORTFOLIOS.

Signatures                                 Title                           Date
----------                                 -----                           ----
/s/ Daniel O. Hirsch               Secretary                           March 3, 2000
-------------------------------    (Attorney in Fact
Daniel O. Hirsch                   For the Persons Listed Below)

/s/ JOHN Y. KEFFER*                President and                       March 3, 2000
-------------------------------    Chief Executive Officer
John Y. Keffer

/s/ CHARLES A. RIZZO*              Treasurer (Principal                March 3, 2000
-------------------------------    Financial and Accounting Officer)
Charles A. Rizzo

/s/ CHARLES P. BIGGAR*             Trustee                             March 3, 2000
-------------------------------
Charles P. Biggar

/s/ S. LELAND DILL*                Trustee                             March 3, 2000
-------------------------------
S. Leland Dill

/s/ MARTIN J. GRUBER*              Trustee                             March 3, 2000
-------------------------------
Martin J. Gruber

/s/ RICHARD T. HALE*               Trustee                             March 3, 2000
-------------------------------
Richard T. Hale

/s/ RICHARD J. HERRING*            Trustee                             March 3, 2000
-------------------------------
Richard J. Herring

/s/ BRUCE T. LANGTON*              Trustee                             March 3, 2000
-------------------------------
Bruce T. Langton

/s/ PHILIP SAUNDERS, JR.*          Trustee                             March 3, 2000
-------------------------------
Philip Saunders, Jr.

/s/ HARRY VAN BENSCHOTEN*          Trustee                             March 3, 2000
-------------------------------
Harry Van Benschoten

*By Power of Attorney. Incorporated by reference to Post-Effective Amendment No.
 67 of BT Investment Funds as filed with the SEC on January 28, 2000.